Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	LIXTE BIOTECHNOLOGY HOLDINGS, INC.
Entity Central Index Key	0001335105
Amendment Flag	false